Right-of-use assets - Sale and Leaseback transactions (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Real estate transfer tax expenses				€ 1,200
Proceeds from sale of land and building		€ 171		21,300
Loans repaid using the consideration from sale of land and building		€ 464	€ 2,760	12,072
Grants refunded related to disposed property, plant and equipment				€ 358
Rostock headquarters building
Leases
Lease term	12 years	12 years